SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Amortizing Intangibles (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Favorable gas gathering contracts
Finite-Lived Intangible Assets [Line Items]
Useful lives (In years)	18 years 8 months 12 days	18 years 8 months 12 days
Favorable gas gathering contracts | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives (In years)	10 years
Favorable gas gathering contracts | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives (In years)	20 years
Other Gas Gathering Contract | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives (In years)	10 years
Other Gas Gathering Contract | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives (In years)	25 years
Rights-of-way
Finite-Lived Intangible Assets [Line Items]
Useful lives (In years)	26 years 1 month 6 days	26 years 3 months 19 days
Rights-of-way | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives (In years)	20 years
Rights-of-way | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives (In years)	30 years